Dividend Restrictions and Statutory Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividend Restrictions and Statutory Surplus [Line Items]
Maximum Value of Dividends Declared	$ 0.25
Insurance and HMO [Member]
Dividend Restrictions and Statutory Surplus [Line Items]
Dividends available	1,900,000,000
Proceeds from dividends received	2,300,000,000
Statutory net income	2,186,200,000	$ 2,126,600,000	$ 1,750,100,000
Statutory capital and surplus	$ 9,883,400,000	$ 9,405,800,000	$ 8,431,000,000